Financial instruments and related disclosures - Schedule of Offsetting of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and Other Receivable [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross financial assets/(liabilities)	£ 5,191	£ 5,136
Gross financial (Liabilities)/assets set off	(1)	(1)
Net financial assets/(liabilities)per balance sheet	5,190	5,135
Related amounts not set off in the balance sheet	(31)	(29)
Net amount	5,159	5,106
Derivative financial assets [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross financial assets/(liabilities)	76	156
Net financial assets/(liabilities)per balance sheet	76	156
Related amounts not set off in the balance sheet	(64)	(117)
Net amount	12	39
Trades and other payables [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross financial assets/(liabilities)	(20,130)	(11,042)
Gross financial (Liabilities)/assets set off	1	1
Net financial assets/(liabilities)per balance sheet	(20,129)	(11,041)
Related amounts not set off in the balance sheet	31	29
Net amount	(20,098)	(11,012)
Derivative financial liabilities [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross financial assets/(liabilities)	(74)	(194)
Net financial assets/(liabilities)per balance sheet	(74)	(194)
Related amounts not set off in the balance sheet	64	117
Net amount	£ (10)	£ (77)